Income Taxes (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Change in deferred tax assets valuation allowance	$ 851,000	$ 3,691,000
Additional federal net operating loss	13,313,000	12,515,000
Federal research and development tax credit [Member]
Income Taxes (Textual)
Research and development tax credit	$ 37,000	37,000	$ 37,000
Expiring date, description	The credit begins to expire in 2034 if not utilized.
California state research and development tax credit [Member]
Income Taxes (Textual)
Research and development tax credit	$ 39,000	39,000	39,000
State [Member]
Income Taxes (Textual)
Net operating loss	$ 21,995,000	21,049,000	7,897,000
Expiring date, description	Expiring in 2039.
Japan [Member]
Income Taxes (Textual)
Net operating loss	$ 323,000	319,000	326,000
Expiring date, description	expiring in 2028
Taiwan [Member]
Income Taxes (Textual)
Net operating loss	$ 443,000	$ 253,000	0
Federal [Member]
Income Taxes (Textual)
Net operating loss			$ 6,686,000
Expiring date, description	Expiring in 2037.